Significant accounting policies - Cumulative effect of adopting IFRS15 (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2018
Assets
Prepaid expenses	€ 9,022	€ 2,995	€ 2,995	€ 2,338	€ 2,083
Liabilities
Deferred revenue — non-current	218,032			1,435	1,813
Deferred revenue - current	72,338	2,161	2,161	8,635	10,907
Equity
Accumulated losses	(332,568)	(169,603)	(169,603)	(100,568)	(102,962)
Consolidated statement of profit and loss and other comprehensive income
Revenue	69,783		21,482	36,415
Research and development expenses	(197,665)		(83,609)	(51,740)
Loss for the year and total comprehensive loss	(162,965)	€ (66,641)	(66,641)	(28,076)
Consolidated statement of cash flows
Operating result	(178,554)		(81,849)	(22,932)
Movements in Current Assets or Liabilities [Abstract]
(Increase)/decrease in other current assets	(5,170)		(800)	(1,093)
Increase/(decrease) in deferred revenue — current	62,106		(8,868)	(11,501)
Cash flows (used in)/from operating activities	€ 139,064		€ (53,274)	€ (36,546)
Adjustments due to adoption IFRS 15
Assets
Prepaid expenses					255
Liabilities
Deferred revenue — non-current					378
Deferred revenue - current					2,272
Equity
Accumulated losses					€ (2,395)